UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: July 16, 2016 to August 17, 2016

Commission File Number of issuing entity: 333-165147-01

Central Index Key Number of issuing entity: 0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-165147

Central Index Key Number of depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000835271

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑SB			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On August 17, 2016 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on August 17, 2016
Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	34	784,866,517.76
30-59	1	4,655,882.64
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	35	789,522,400.40

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.59%	1	$1,644.39

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 16, 2016 to August 17, 2016. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 15, 2016. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2016.  The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $17,174,422.00 for the twelve month period ended June 30, 2016.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the prospectus supplement. Year-to-date financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.

303 Peachtree Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		June 30, 2016
Income and Expense		(Year-to-date)
1 Number of institutions reporting		1
2 Total interest income		2,813,067
3 Total interest expense		193,273
4 Net interest income		2,619,794
5 Provision for loan and lease losses		243,481
6 Total noninterest income		1,458,315
7 Fiduciary activities		130,949
8 Service charges on deposit accounts		335,258
9 Trading account gains & fees		64,429
10 Additional noninterest income		927,679
11 Total noninterest expense		2,426,923
12 Salaries and employee benefits		1,276,297
13 Premises and equipment expense		235,540
14 Additional noninterest expense		915,086
15 Pre-tax net operating income		1,407,705
16 Securities gains (losses)		4,326
17 Applicable income taxes		427,696
18 Income before extraordinary items		984,335
19 Extraordinary gains – net		0
20 Net income attributable to bank		979,812
21 Net income attributable to noncontrolling interests		4,523
22 Net income attributable to bank and		984,335
noncontrolling interests
23 Net charge-offs		221,470
24 Cash dividends		600,000
25 Sale, conversion, retirement of capital stock, net		0
26 Net operating income		981,307
Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2016
Assets and Liabilities		(Year-to-date)
1 Total employees (full-time equivalent)		22,154
2 Total assets		194,679,406
3 Cash and due from depository institutions		4,148,227
4 Interest-bearing balances		2,550,543
5 Securities		28,537,717
6 Federal funds sold & reverse repurchase agreements		42,643
7 Net loans & leases		142,503,532
8 Loan loss allowance		1,773,300
9 Trading account assets		4,312,770
10 Bank premises and fixed assets		1,284,027
11 Other real estate owned		116,350
12 Goodwill and other intangibles		6,949,019
13 All other assets		6,785,121
14 Total liabilities and capital		194,679,406
15 Total liabilities		170,355,710
16 Total deposits		155,354,194
17 Interest-bearing deposits		115,842,882
18 Deposits held in domestic offices		155,354,194
19 % insured		58.44%
20 Federal funds purchased & repurchase agreements		1,683,642
21 Trading liabilities		767,412
22 Other borrowed funds		8,168,514
23 Subordinated debt		1,715,908
24 All other liabilities		2,666,040
25 Total equity capital		24,323,696
26 Total bank equity capital		24,215,274
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,391,043
30 Undivided profits		10,802,631
31 Noncontrolling interests in consolidated subsidiaries		108,422

Memoranda:
32 Noncurrent loans and leases	1,985,745
33 Noncurrent loans that are wholly or partially	1,019,995
guaranteed by the U.S. government
34 Income earned, not collected on loans	649,730
35 Earning assets	176,925,469
36 Long-term assets (5+ years)	58,833,103
37 Average Assets, year-to-date	190,432,663
38 Average Assets, quarterly	192,293,498
39 Total risk weighted assets	167,061,251
40 Adjusted average assets for leverage capital	187,962,583
purposes
41 Life insurance assets	1,010,502
42 General account life insurance assets	687,063
43 Separate account life insurance assets	149,394
44 Hybrid life insurance assets	174,045
45 Volatile liabilities	5,935,089
46 Insider loans	514,310
47 FHLB advances	4,404,680
48 Loans and leases held for sale	2,404,046
49 Unused loan commitments	90,183,173
50 Tier 1 (core) risk-based capital	18,277,435
51 Tier 2 risk-based capital	2,819,930
52 Total unused commitments	90,183,173
53 Derivatives	275,796,884

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the August 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: August 30, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the August 17, 2016 distribution.